Share-based Compensation (Details) ¥ / shares in Units, ¥ in Thousands										12 Months Ended
	Mar. 26, 2021 $ / shares shares	Oct. 01, 2019 shares	Sep. 30, 2019 CNY (¥) $ / shares shares	Jan. 08, 2018 ¥ / shares shares	Jan. 08, 2018 $ / shares shares	Jan. 01, 2017 ¥ / shares shares	Jan. 01, 2017 $ / shares shares	Jan. 01, 2016 ¥ / shares shares	Jan. 01, 2016 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2021 shares	Jun. 30, 2022 shares
Share-based Compensation
Exercisable options (in shares)										946,897		781,270
2018 Option Plan
Share-based Compensation
Options granted and issued	750,247
Share options, exercise price | $ / shares	$ 16.43
Share-based compensation liabilities | ¥			¥ 6,560
2018 Option Plan | Hywin Wealth Management Co., Ltd.
Share-based Compensation
Options granted and issued				8,998,465	8,998,465	8,998,465	8,998,465	8,998,465	8,998,465
Share options, exercise price | ¥ / shares				¥ 1.83		¥ 1.35		¥ 1.23
2019 Option Plan
Share-based Compensation
Options granted and issued	1,499,753	0									2,250,000
Threshold period for exercise of options after the IPO	5 years
Requisite service period	1 year									5 years
Exercisable options (in shares)										1,883,803		1,912,303
2019 Option Plan | Hywin Wealth Management Co., Ltd.
Share-based Compensation
Options granted and issued			1,499,753
Share options, exercise price | $ / shares			¥ 0		$ 2.801		$ 1.946		$ 1.894
Maximum number of ordinary shares available for issuance			2,250,000
Number of Hywin Wealth Management's options replaced with each option under the Company's plan			10
Threshold period for exercise of options after the IPO			1 year